OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2011

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2011

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds - 63.3%
Franklin Floating Rate Daily Access Fund Advisor Class		1,395,430	$12,154,195
Madison Mosaic Institutional Bond Fund (A)		1,725,264	19,184,938
MEMBERS Bond Fund Class Y (A)		3,417,213	36,359,151
MEMBERS High Income Fund Class Y (A)		2,815,246	18,580,627
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,598,556	27,232,871
PIMCO Total Return Fund Institutional Class		2,502,654	27,003,636

			140,515,418
Foreign Bond Funds - 6.1%
Templeton Global Bond Fund Advisor Class		1,066,380	13,489,705

Foreign Stock Funds - 8.0%
IVA Worldwide Fund		857,460	13,487,853
MEMBERS International Stock Fund Class Y (A)		466,059	4,297,066

			17,784,919
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund		3,503,874	3,503,874

Stock Funds - 20.7%
Calamos Growth and Income Fund Class I		266,067	7,660,068
Madison Mosaic Disciplined Equity Fund (A)		1,124,564	13,033,695
MEMBERS Equity Income Fund Class Y (A)		842,765	7,391,047
MEMBERS Large Cap Growth Fund Class Y (A)		478,188	6,928,948
MEMBERS Large Cap Value Fund Class Y (A)		967,956	10,928,222

			45,941,980

TOTAL INVESTMENTS - 99.7% ( Cost $218,675,743 )			221,235,896
NET OTHER ASSETS AND LIABILITIES - 0.3%			763,031

TOTAL NET ASSETS - 100.0%			$221,998,927

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 40.0%
Franklin Floating Rate Daily Access Fund Advisor Class		1,686,475	$14,689,198
Madison Mosaic Institutional Bond Fund (A)		1,530,514	17,019,311
MEMBERS Bond Fund Class Y (A)		3,581,060	38,102,476
MEMBERS High Income Fund Class Y (A)		4,596,563	30,337,314
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,126,454	22,285,237
PIMCO Total Return Fund Institutional Class		2,055,479	22,178,617

			144,612,153
Foreign Bond Funds - 4.9%
Templeton Global Bond Fund Advisor Class		1,385,083	17,521,306

Foreign Stock Funds - 12.5%
IVA Worldwide Fund		1,432,607	22,534,912
Matthews Asian Growth and Income Fund Institutional Shares		166,234	2,609,879
MEMBERS International Stock Fund Class Y (A)		2,157,955	19,896,344

			45,041,135
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund		2,488,439	2,488,439

Stock Funds - 41.7%
Calamos Growth and Income Fund Class I		249,251	7,175,945
Madison Mosaic Disciplined Equity Fund (A)		2,643,587	30,639,168
MEMBERS Equity Income Fund Class Y (A)		1,172,772	10,285,209
MEMBERS Large Cap Growth Fund Class Y (A)		1,832,415	26,551,694
MEMBERS Large Cap Value Fund Class Y (A)		2,758,756	31,146,351
MEMBERS Mid Cap Fund Class Y (A) *		1,499,369	8,951,231
MEMBERS Small Cap Fund Class Y (A)		896,492	8,400,131
T Rowe Price New Era Fund		79,315	3,152,780
Yacktman Fund/The		1,491,510	24,266,868

			150,569,377

TOTAL INVESTMENTS - 99.8% ( Cost $357,240,122 )			360,232,410
NET OTHER ASSETS AND LIABILITIES - 0.2%			845,864

TOTAL NET ASSETS - 100.0%			$361,078,274

*	Non-income producing.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds - 11.1%
MEMBERS High Income Fund Class Y (A)		1,290,724	$8,518,778
PIMCO Investment Grade Corporate Bond Fund Institutional Class		489,283	5,127,691

			13,646,469
Foreign Bond Funds - 3.5%
Templeton Global Bond Fund Advisor Class		336,965	4,262,601

Foreign Stock Funds - 20.2%
IVA Worldwide Fund		941,806	14,814,613
Matthews Asian Growth and Income Fund Institutional Shares		112,406	1,764,778
MEMBERS International Stock Fund Class Y (A)		896,536	8,266,065

			24,845,456
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund		884,125	884,125

Stock Funds - 64.2%
Calamos Growth and Income Fund Class I		122,863	3,537,237
Hussman Strategic Growth Fund		485,303	6,391,438
Madison Mosaic Disciplined Equity Fund (A)		1,346,564	15,606,673
MEMBERS Equity Income Fund Class Y (A)		201,605	1,768,075
MEMBERS Large Cap Growth Fund Class Y (A)		744,809	10,792,284
MEMBERS Large Cap Value Fund Class Y (A)		1,209,798	13,658,623
MEMBERS Mid Cap Fund Class Y (A) *		987,788	5,897,096
MEMBERS Small Cap Fund Class Y (A)		397,961	3,728,894
T Rowe Price New Era Fund		67,789	2,694,627
Yacktman Fund/The		908,440	14,780,322

			78,855,269

TOTAL INVESTMENTS - 99.7% ( Cost $120,069,381 )			122,493,920
NET OTHER ASSETS AND LIABILITIES - 0.3%			309,941

TOTAL NET ASSETS - 100.0%			$122,803,861

*	Non-income producing.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 81.8%
Fannie Mae (A) - 23.4%
0.040%, 10/4/11	$700,000	$699,998
0.040%, 10/5/11	1,250,000	1,249,994
0.060%, 10/12/11	3,550,000	3,549,934
0.040%, 11/9/11	800,000	799,965
0.020%, 11/16/11	50,000	49,999
0.050%, 11/21/11	1,000,000	999,929
0.040%, 12/1/11	2,000,000	1,999,865
0.040%, 12/7/11	750,000	749,948
0.020%, 12/9/11	600,000	599,977
0.030%, 12/12/11	300,000	299,982
0.030%, 12/14/11	500,000	499,969
0.020%, 12/28/11	3,032,000	3,031,845
0.020%, 1/3/12	1,000,000	999,948

		15,531,353
Federal Home Loan Bank (A) - 25.2%
0.050%, 10/7/11	430,000	429,996
0.040%, 10/12/11	100,000	99,999
0.120%, 10/14/11	1,920,000	1,919,920
0.050%, 10/24/11	320,000	319,990
0.020%, 10/26/11	350,000	349,995
0.070%, 11/4/11	2,750,000	2,749,817
0.060%, 11/16/11	800,000	799,939
0.020%, 11/25/11	1,700,000	1,699,943
0.040%, 11/28/11	150,000	149,990
0.040%, 12/2/11	3,300,000	3,299,792
0.040%, 12/7/11	1,300,000	1,299,903
0.020%, 12/21/11	1,000,000	999,955
0.020%, 12/23/11	2,500,000	2,499,868
0.080%, 1/3/12	100,000	99,979

		16,719,086
Freddie Mac (A) - 24.9%
0.110%, 10/3/11	600,000	599,996
0.050%, 10/4/11	300,000	299,999
0.050%, 10/6/11	3,575,000	3,574,976
0.050%, 10/11/11	3,154,000	3,153,954
0.050%, 10/17/11	400,000	399,991
0.050%, 11/2/11	200,000	199,991
0.060%, 11/7/11	1,600,000	1,599,908
0.040%, 11/10/11	600,000	599,973
0.050%, 11/14/11	100,000	99,994
0.035%, 12/5/11	100,000	99,994
0.040%, 12/12/11	1,900,000	1,899,848
0.020%, 12/13/11	596,000	595,976
0.040%, 12/15/11	600,000	599,950
0.030%, 12/16/11	270,000	269,983
0.040%, 12/20/11	180,000	179,984
0.040%, 12/21/11	300,000	299,973
0.030%, 12/27/11	2,091,000	2,090,873

		16,565,363
U.S. Treasury Bill (A) - 8.3%
0.000%, 11/10/11	5,500,000	5,500,003

Total U.S. Government and Agency Obligations ( Cost $54,315,805 )		54,315,805
SHORT-TERM INVESTMENTS - 13.5%
Consumer Staples - 9.0%
Coca-Cola Co. (A), 0.122%, 10/19/11	3,000,000	2,999,820
Proctor & Gamble Co. (A), 0.101%, 10/14/11	3,000,000	2,999,892

		5,999,712
Energy - 4.5%
ConocoPhillips Co. (A), 0.183%, 12/12/11	3,000,000	2,998,920

Total Short-Term Investments ( Cost $8,998,632 )		8,998,632
	Shares
INVESTMENT COMPANY - 4.8%
State Street Institutional U.S. Government Money Market Fund	3,191,376	3,191,376

Total Investment Company ( Cost $3,191,376 )		3,191,376

TOTAL INVESTMENTS - 100.1% ( Cost $66,505,813 )		66,505,813
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(61,611)

TOTAL NET ASSETS - 100.0%		$66,444,202

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$652,045	$660,952
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	3,820,000	3,999,167
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	3,500,000	3,479,140

Total Asset Backed Securities ( Cost $7,989,925 )		8,139,259
CORPORATE NOTES AND BONDS - 28.2%
Consumer Discretionary - 2.2%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	2,500,000	3,551,263
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,114,350
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	4,400,000	4,902,040

		9,567,653
Consumer Staples - 1.0%
PepsiCo Inc., 4.65%, 2/15/13	1,165,000	1,228,299
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13	3,170,000	3,236,637

		4,464,936
Energy - 2.3%
Hess Corp., 7.875%, 10/1/29	2,460,000	3,310,432
Transocean Inc., 6%, 3/15/18	1,400,000	1,490,697
Transocean Inc., 7.5%, 4/15/31	2,310,000	2,676,107
Valero Energy Corp., 7.5%, 4/15/32	2,275,000	2,630,303

		10,107,539
Financials - 4.4%
American General Finance Corp., 5.85%, 6/1/13	2,885,000	2,466,675
Goldman Sachs Group Inc./The, 5.7%, 9/1/12	2,750,000	2,822,960
HCP Inc., 6.7%, 1/30/18	2,725,000	2,944,333
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	3,135,000	1,568
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,191,407
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,250,000	1,458,072
UBS AG, 5.75%, 4/25/18	750,000	771,467
US Bank NA, 6.3%, 2/4/14	2,000,000	2,196,346
Wells Fargo & Co., 5.25%, 10/23/12	2,735,000	2,851,142
Western Union Co./The, 5.93%, 10/1/16	2,065,000	2,359,031

		19,063,001
Health Care - 4.9%
Eli Lilly & Co., 6.57%, 1/1/16	2,600,000	3,086,559
Genentech Inc., 5.25%, 7/15/35	1,740,000	2,027,418
Medco Health Solutions Inc., 7.25%, 8/15/13	3,450,000	3,775,563
Merck & Co. Inc., 5.75%, 11/15/36	3,960,000	4,985,553
Quest Diagnostics Inc., 5.45%, 11/1/15	3,500,000	3,926,468
Wyeth, 6.5%, 2/1/34	2,370,000	3,175,371

		20,976,932
Industrials - 4.3%
Boeing Co./The, 8.625%, 11/15/31	760,000	1,153,575
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,912,282
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,925,000	3,882,347
EI du Pont de Nemours & Co., 5%, 1/15/13	195,000	204,781
General Electric Co., 5%, 2/1/13	3,200,000	3,351,456
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,781,418
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,459,565
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,899,474
Waste Management Inc., 7.125%, 12/15/17	2,465,000	3,045,848

		18,690,746
Information Technology - 0.6%
Cisco Systems Inc., 5.5%, 2/22/16	2,400,000	2,767,135

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Bond Fund Portfolio of Investments (unaudited)

Materials - 1.3%
Westvaco Corp., 8.2%, 1/15/30		2,250,000	2,550,841
Weyerhaeuser Co., 7.375%, 3/15/32		3,000,000	2,991,963

			5,542,804
Telecommunication Services - 1.8%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		3,080,000	4,443,984
Rogers Communications Inc. (F), 6.25%, 6/15/13		3,000,000	3,247,794

			7,691,778
Utilities - 5.4%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36		3,445,000	4,362,779
Interstate Power & Light Co., 6.25%, 7/15/39		2,925,000	3,759,491
Sierra Pacific Power Co., Series M, 6%, 5/15/16		3,250,000	3,735,072
Southern Power Co., Series B, 6.25%, 7/15/12		3,500,000	3,641,831
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		2,165,000	2,388,255
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		1,165,000	1,220,505
Wisconsin Electric Power Co., 6.5%, 6/1/28		3,000,000	4,014,906

			23,122,839

Total Corporate Notes and Bonds ( Cost $112,658,454 )			121,995,363
MORTGAGE BACKED SECURITIES - 21.2%
Fannie Mae - 17.7%
4%, 4/1/15 Pool # 255719		820,610	844,021
5.5%, 4/1/16 Pool # 745444		1,198,567	1,284,896
6%, 5/1/16 Pool # 582558		71,747	77,962
5.5%, 9/1/17 Pool # 657335		199,992	217,136
5.5%, 2/1/18 Pool # 673194		472,030	512,493
5%, 5/1/20 Pool # 813965		1,768,165	1,919,736
4.5%, 9/1/20 Pool # 835465		1,502,739	1,609,954
6%, 5/1/21 Pool # 253847		209,986	230,473
7%, 12/1/29 Pool # 762813		120,824	137,692
7%, 11/1/31 Pool # 607515		85,052	98,008
6.5%, 3/1/32 Pool # 631377		230,520	259,395
7%, 4/1/32 Pool # 641518		5,014	5,772
7%, 5/1/32 Pool # 644591		188,260	216,939
6.5%, 6/1/32 Pool # 545691		1,591,327	1,790,658
5.5%, 4/1/33 Pool # 690206		2,448,230	2,675,992
5%, 10/1/33 Pool # 254903		3,192,738	3,450,585
5.5%, 11/1/33 Pool # 555880		2,703,303	2,954,794
5%, 5/1/34 Pool # 782214		74,892	80,917
5%, 6/1/34 Pool # 778891		812,078	877,408
5.5%, 6/1/34 Pool # 780384		3,048,150	3,329,818
7%, 7/1/34 Pool # 792636		81,739	94,686
5.5%, 8/1/34 Pool # 793647		335,030	369,758
5.5%, 3/1/35 Pool # 810075		1,605,617	1,752,982
5.5%, 3/1/35 Pool # 815976		1,636,491	1,787,798
5.5%, 7/1/35 Pool # 825283		1,797,440	1,963,347
5%, 8/1/35 Pool # 829670		2,478,440	2,675,889
5.5%, 8/1/35 Pool # 826872		818,551	893,849
5%, 9/1/35 Pool # 820347		2,377,610	2,614,579
5%, 9/1/35 Pool # 835699		2,184,857	2,402,615
5%, 10/1/35 Pool # 797669		3,554,229	3,890,696
5.5%, 10/1/35 Pool # 836912		361,592	394,779
5%, 11/1/35 Pool # 844809		2,007,257	2,167,168
5%, 12/1/35 Pool # 850561		2,006,291	2,166,125
5.5%, 2/1/36 Pool # 851330		974,859	1,064,891
5.5%, 10/1/36 Pool # 896340		721,370	787,578
5.5%, 10/1/36 Pool # 901723		3,652,807	3,980,646
6.5%, 10/1/36 Pool # 894118		1,927,167	2,150,096
6%, 11/1/36 Pool # 902510		2,959,852	3,309,669
5.5%, 2/1/37 Pool # 905140		2,629,991	2,902,606
5.5%, 5/1/37 Pool # 899323		1,881,146	2,052,036
5.5%, 5/1/37 Pool # 928292		1,543,296	1,703,268
6%, 10/1/37 Pool # 947563		2,652,097	2,965,542
5.5%, 7/1/38 Pool # 986973		2,703,381	2,971,945
5%, 8/1/38 Pool # 988934		3,290,817	3,556,071
6.5%, 8/1/38 Pool # 987711		3,016,694	3,341,775

			76,535,043
Freddie Mac - 3.4%
5%, 5/1/18 Pool # E96322		1,267,344	1,370,438
8%, 6/1/30 Pool # C01005		66,873	79,279
7%, 3/1/31 Pool # C48129		225,749	260,947
5%, 7/1/33 Pool # A11325		2,127,937	2,294,537
6%, 10/1/34 Pool # A28439		471,565	522,214
6%, 10/1/34 Pool # A28598		267,576	296,316
5.5%, 11/1/34 Pool # A28282		3,761,301	4,147,657
5%, 4/1/35 Pool # A32314		433,744	473,464
5%, 4/1/35 Pool # A32315		895,054	981,492
5%, 4/1/35 Pool # A32316		998,145	1,094,539
5%, 4/1/35 Pool # A32509		279,371	306,351
5%, 1/1/37 Pool # A56371		2,406,286	2,591,295

			14,418,529
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		44,620	48,630
6.5%, 2/20/29 Pool # 2714		163,272	187,965
6.5%, 4/20/31 Pool # 3068		124,761	143,630

			380,225

Total Mortgage Backed Securities ( Cost $82,946,911 )			91,333,797
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.1%
Fannie Mae - 1.6%
5.250%, 8/1/12		2,400,000	2,499,077
4.625%, 10/15/14		3,905,000	4,366,614

			6,865,691
Federal Farm Credit Bank - 1.1%
5.875%, 10/3/16		4,000,000	4,837,400

Freddie Mac - 2.0%
4.875%, 11/15/13		2,500,000	2,735,525
4.500%, 1/15/14		5,500,000	6,000,054

			8,735,579
U.S. Treasury Bonds - 3.8%
6.625%, 2/15/27		7,350,000	11,231,719
4.500%, 5/15/38		4,000,000	5,210,000

			16,441,719
U.S. Treasury Notes - 37.6%
4.625%, 12/31/11		13,600,000	13,750,348
1.375%, 2/15/12		11,400,000	11,454,777
4.625%, 2/29/12		6,425,000	6,543,965
1.375%, 5/15/12		2,625,000	2,644,892
4.875%, 6/30/12		6,000,000	6,209,298
3.625%, 5/15/13		4,000,000	4,215,936
3.125%, 8/31/13		2,710,000	2,856,402
4.000%, 2/15/14		9,500,000	10,314,920
4.250%, 8/15/14		11,200,000	12,423,253
2.375%, 9/30/14		3,600,000	3,807,281
2.625%, 12/31/14		20,000,000	21,360,940
2.500%, 3/31/15		1,750,000	1,867,845
4.250%, 8/15/15		8,900,000	10,116,799
3.250%, 12/31/16		8,000,000	8,908,752
3.125%, 1/31/17		4,000,000	4,431,248
2.375%, 7/31/17		4,000,000	4,272,500
4.250%, 11/15/17		9,100,000	10,732,312
2.750%, 2/15/19		16,750,000	18,210,399
3.375%, 11/15/19		1,000,000	1,134,062
2.625%, 11/15/20		6,500,000	6,950,938

			162,206,867

Total U.S. Government and Agency Obligations ( Cost $182,901,908 )			199,087,256
		Shares
INVESTMENT COMPANY - 1.8%
State Street Institutional U.S. Government Money Market Fund		7,873,158	7,873,158

Total Investment Company ( Cost $7,873,158 )			7,873,158

TOTAL INVESTMENTS - 99.2% ( Cost $394,370,356 )			428,428,833
NET OTHER ASSETS AND LIABILITIES - 0.8%			3,542,386

TOTAL NET ASSETS - 100.0%			$431,971,219

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2011.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	In default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.75% of total net assets.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.6%
Consumer Discretionary - 28.9%
Auto Components - 1.7%
American Axle & Manufacturing Inc., 7.875%, 3/1/17	$750,000	$705,000
Tenneco Inc., 8.125%, 11/15/15	350,000	357,000
Visteon Corp. (A), 6.75%, 4/15/19	500,000	466,250

		1,528,250
Automobiles - 1.3%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,200,000	1,193,620

Consumer Finance - 0.4%
Ally Financial Inc. (A), 7.5%, 9/15/20	400,000	362,000

Hotels, Restaurants & Leisure - 4.1%
Ameristar Casinos Inc. (A), 7.5%, 4/15/21	500,000	483,750
Boyd Gaming Corp., 7.125%, 2/1/16	50,000	36,750
Felcor Lodging L.P. (A), 6.75%, 6/1/19	750,000	671,250
Isle of Capri Casinos Inc., 7%, 3/1/14	1,000,000	908,750
Pinnacle Entertainment Inc., 8.625%, 8/1/17	500,000	503,750
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	279,750
Scientific Games International Inc. (A), 7.875%, 6/15/16	750,000	751,875

		3,635,875
Household Durables - 1.7%
Griffon Corp., 7.125%, 4/1/18	500,000	441,250
Jarden Corp., 7.5%, 5/1/17	500,000	510,000
Spectrum Brands Holdings Inc., 9.5%, 6/15/18	500,000	532,500

		1,483,750
Media - 15.2%
Allbritton Communications Co., 8%, 5/15/18	950,000	893,000
Belo Corp., 8%, 11/15/16	500,000	527,500
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	252,500
Cablevision Systems Corp., 8%, 4/15/20	250,000	254,375
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 8.125%, 4/30/20	1,000,000	1,040,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	708,750
Cenveo Corp., 8.875%, 2/1/18	300,000	236,250
Cequel Communications Holdings I LLC and Cequel Capital Corp. (A), 8.625%, 11/15/17	600,000	594,000
Cumulus Media Inc. (A), 7.75%, 5/1/19	650,000	547,625
DISH DBS Corp. (A), 6.75%, 6/1/21	925,000	883,375
EH Holding Corp. (A), 6.5%, 6/15/19	500,000	481,250
EH Holding Corp. (A), 7.625%, 6/15/21	750,000	721,875
Gray Television Inc., 10.5%, 6/29/15	700,000	633,500
Intelsat Jackson Holdings S.A. (B), 9.5%, 6/15/16	100,000	101,375
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17	550,000	477,125
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17	375,000	322,500
Lamar Media Corp., 6.625%, 8/15/15	250,000	246,250
Lamar Media Corp., Series C, 6.625%, 8/15/15	500,000	491,250
LIN Television Corp., 6.5%, 5/15/13	950,000	926,250
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15	500,000	497,500
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18	500,000	510,000
Quebecor Media Inc. (B), 7.75%, 3/15/16	500,000	498,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (A) (B), 8.125%, 12/1/17	750,000	750,000
Viasat Inc., 8.875%, 9/15/16	500,000	507,500
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	505,000

		13,607,500
Specialty Retail - 3.1%
Ltd. Brands Inc., 6.9%, 7/15/17	250,000	261,875
Michaels Stores Inc., 11.375%, 11/1/16	750,000	759,375
Penske Automotive Group Inc., 7.75%, 12/15/16	1,000,000	990,000
Yankee Acquisition Corp., Series B, 8.5%, 2/15/15	750,000	720,000

		2,731,250
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	242,500
Iconix Brand Group Inc. (C), 1.875%, 6/30/12	550,000	540,375
Levi Strauss & Co., 7.625%, 5/15/20	500,000	465,000

		1,247,875
Consumer Staples - 8.6%
ACCO Brands Corp., 10.625%, 3/15/15	250,000	268,750
ACCO Brands Corp., 7.625%, 8/15/15	500,000	483,750
Blue Merger Sub Inc. (A), 7.625%, 2/15/19	900,000	760,500
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	477,500
Dole Food Co. Inc. (A), 8%, 10/1/16	200,000	204,500
Ingles Markets Inc., 8.875%, 5/15/17	750,000	785,625
NBTY Inc., 9%, 10/1/18	1,000,000	1,023,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 9.25%, 4/1/15	1,000,000	992,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 8.25%, 9/1/17	500,000	487,500
Sealy Mattress Co., 8.25%, 6/15/14	250,000	235,625
Stater Brothers Holdings, 7.75%, 4/15/15	500,000	510,000
SUPERVALU Inc., 7.5%, 11/15/14	500,000	490,000
SUPERVALU Inc., 8%, 5/1/16	500,000	472,500
Tops Markets LLC (A), 10.125%, 10/15/15	500,000	500,000

		7,692,500
Energy - 8.6%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	478,750
Chaparral Energy Inc., 8.875%, 2/1/17	500,000	485,000
Chaparral Energy Inc. (A), 8.25%, 9/1/21	500,000	456,250
Complete Production Services Inc., 8%, 12/15/16	750,000	750,000
Continental Resources Inc., 8.25%, 10/1/19	250,000	267,500
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	550,000	537,625
Exterran Holdings Inc. (A), 7.25%, 12/1/18	500,000	480,000
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	488,000	473,360
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	150,000	152,250
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25	750,000	735,000
Inergy L.P. / Inergy Finance Corp., 6.875%, 8/1/21	500,000	455,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	507,500
Precision Drilling Corp. (A) (B), 6.5%, 12/15/21	350,000	344,750
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18	500,000	515,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21	750,000	753,750
Unit Corp., 6.625%, 5/15/21	250,000	249,027

		7,640,762
Financials - 3.6%
CIT Group Inc. (A), 7%, 5/2/16	600,000	582,000
CIT Group Inc. (A), 7%, 5/2/17	750,000	727,500
MPT Operating Partnership L.P. / MPT Finance Corp. (A), 6.875%, 5/1/21	500,000	475,000
Nuveen Investments Inc., 10.5%, 11/15/15	1,000,000	922,500
Trans Union LLC / TransUnion Financing Corp. (A), 11.375%, 6/15/18	500,000	543,750

		3,250,750
Health Care - 7.5%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18	500,000	500,000
Biomet Inc., 10%, 10/15/17	250,000	257,500
Biomet Inc., 11.625%, 10/15/17	750,000	778,125
Capella Healthcare Inc. (A), 9.25%, 7/1/17	150,000	142,500
DaVita Inc., 6.375%, 11/1/18	500,000	480,000
DaVita Inc., 6.625%, 11/1/20	250,000	240,000
Endo Pharmaceuticals Holdings Inc. (A), 7%, 12/15/20	500,000	501,250
Endo Pharmaceuticals Holdings Inc. (A), 7.25%, 1/15/22	500,000	501,250
HCA Inc., 6.5%, 2/15/20	500,000	488,750
HCA Inc., 7.5%, 2/15/22	650,000	599,625
Hologic Inc. (C) (D), 2%, 12/15/37	150,000	140,437
Tenet Healthcare Corp., 8%, 8/1/20	1,000,000	907,500
Valeant Pharmaceuticals International (A), 6.75%, 10/1/17	1,000,000	921,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19	300,000	267,375

		6,725,562

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

High Income Fund Portfolio of Investments (unaudited)

Industrials - 15.9%
Affinion Group Inc. (E), 11.5%, 10/15/15		750,000	585,000
ARAMARK Corp., 8.5%, 2/1/15		1,000,000	1,012,500
ARAMARK Holdings Corp., PIK (A), 8.625%, 5/1/16		500,000	492,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		500,000	457,500
Bristow Group Inc., 7.5%, 9/15/17		750,000	772,500
FTI Consulting Inc., 7.75%, 10/1/16		750,000	766,875
Gulfmark Offshore Inc. (D) (E), 7.75%, 7/15/14		255,000	249,900
Hertz Corp./The, 8.875%, 1/1/14		46,000	46,000
Hertz Corp./The, 6.75%, 4/15/19		500,000	453,750
Hornbeck Offshore Services Inc., Series B, 6.125%, 12/1/14		695,000	684,575
Mac-Gray Corp., 7.625%, 8/15/15		500,000	506,250
Moog Inc., 7.25%, 6/15/18		500,000	512,500
Pinafore LLC/Pinafore Inc. (A), 9%, 10/1/18		900,000	922,500
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		500,000	478,750
RR Donnelley & Sons Co., 7.25%, 5/15/18		1,200,000	1,084,500
RSC Equipment Rental Inc. / RSC Holdings III LLC, 9.5%, 12/1/14		730,000	726,350
RSC Equipment Rental Inc. / RSC Holdings III LLC (A), 8.25%, 2/1/21		175,000	151,375
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15		1,000,000	1,010,000
Terex Corp., 8%, 11/15/17		550,000	486,750
Trinity Industries Inc. (C), 3.875%, 6/1/36		850,000	763,937
United Rentals North America Inc., 10.875%, 6/15/16		250,000	270,000
United Rentals North America Inc., 8.375%, 9/15/20		500,000	458,750
USG Corp. (D), 9.75%, 1/15/18		400,000	321,500
West Corp./Old, 11%, 10/15/16		1,000,000	1,030,000

			14,244,262
Information Technology – 3.9%
Advanced Micro Devices Inc. (C), 6%, 5/1/15		77,000	75,268
Advanced Micro Devices Inc., 8.125%, 12/15/17		550,000	550,000
Advanced Micro Devices Inc., 7.75%, 8/1/20		500,000	490,000
General Cable Corp. (C), 0.875%, 11/15/13		325,000	297,375
Linear Technology Corp., Series A (C), 3%, 5/1/27		225,000	229,500
MetroPCS Wireless Inc., 6.625%, 11/15/20		250,000	220,000
SanDisk Corp. (C), 1%, 5/15/13		350,000	338,625
SunGard Data Systems Inc., 10.25%, 8/15/15		350,000	353,500
SunGard Data Systems Inc. (A), 7.375%, 11/15/18		500,000	465,000
Syniverse Holdings Inc., 9.125%, 1/15/19		500,000	490,000

			3,509,268
Materials - 7.7%
Alpha Natural Resources Inc., 6.25%, 6/1/21		1,250,000	1,167,187
Arch Coal Inc. (A), 7.25%, 6/15/21		550,000	529,375
Calcipar S.A. (A) (B), 6.875%, 5/1/18		500,000	432,500
Ferro Corp., 7.875%, 8/15/18		500,000	500,000
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		1,000,000	930,000
Graphic Packaging International Inc., 9.5%, 6/15/17		350,000	374,500
Huntsman International LLC, 5.5%, 6/30/16		500,000	466,250
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	940,000
Polymer Group Inc. (A), 7.75%, 2/1/19		500,000	498,750
Reynolds Group Holdings Ltd. (A), 8.25%, 2/15/21		500,000	395,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 5/15/18		250,000	211,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19		250,000	212,500
Sealed Air Corp. (A), 8.375%, 9/15/21		250,000	252,500

			6,909,812
Telecommunication Services - 7.7%
Avaya Inc., 9.75%, 11/1/15		1,000,000	730,000
CommScope Inc. (A), 8.25%, 1/15/19		500,000	487,500
Crown Castle International Corp., 7.125%, 11/1/19		150,000	154,500
Equinix Inc., 7%, 7/15/21		500,000	498,125
Nextel Communications Inc., Series E, 6.875%, 10/31/13		1,000,000	972,500
PAETEC Holding Corp., 8.875%, 6/30/17		900,000	945,000
Qwest Communications International Inc. (D), 7.5%, 2/15/14		500,000	500,000
Qwest Communications International Inc., Series B, 7.5%, 2/15/14		500,000	500,000
tw telecom holdings, Inc., 8%, 3/1/18		500,000	520,000
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17		125,000	106,250
Windstream Corp., 7.875%, 11/1/17		250,000	253,125
Windstream Corp., 7%, 3/15/19		250,000	240,000
Windstream Corp., 7.75%, 10/15/20		1,000,000	975,000

			6,882,000
Utilities - 3.2%
AES Corp./The, 8%, 6/1/20		500,000	500,000
Calpine Corp. (A), 7.25%, 10/15/17		1,000,000	965,000
GenOn Energy Inc., 7.875%, 6/15/17		500,000	460,000
Mirant Americas Generation LLC, 8.5%, 10/1/21		500,000	430,000
NRG Energy Inc. (A), 8.25%, 9/1/20		475,000	448,875

			2,803,875

Total Corporate Notes and Bonds ( Cost $87,611,380 )			85,448,911
		Shares
PREFERRED STOCK - 1.0%
Information Technology - 1.0%
Lucent Technologies Capital Trust I		1,100	907,500

Total Preferred Stocks ( Cost $1,081,031 )			907,500
INVESTMENT COMPANY - 1.4%
State Street Institutional U.S. Government Money Market Fund		1,244,389	1,244,389

Total Investment Company ( Cost $1,244,389 )			1,244,389

TOTAL INVESTMENTS - 98.0% ( Cost $89,936,800 )			87,600,800
NET OTHER ASSETS AND LIABILITIES - 2.0%			1,797,377

TOTAL NET ASSETS - 100.0%			$89,398,177

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.43% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of September 30, 2011.
(E)	Illiquid security (See Note 3).

PIK	Payment in Kind.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

High Income Fund Portfolio of Investments (unaudited)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 49.1%
Consumer Discretionary - 3.2%
McDonald's Corp.		35,000	$3,073,700
Omnicom Group Inc.		71,500	2,634,060
Target Corp.		67,000	3,285,680
Time Warner Inc.		105,000	3,146,850

			12,140,290
Consumer Staples - 7.4%
Altria Group Inc.		91,000	2,439,710
Coca-Cola Co./The		46,500	3,141,540
Diageo PLC, ADR		30,000	2,277,900
Kraft Foods Inc., Class A		121,518	4,080,574
PepsiCo Inc.		91,000	5,632,900
Philip Morris International Inc.		31,000	1,933,780
Procter & Gamble Co./The		74,000	4,675,320
Sysco Corp.		82,000	2,123,800
Wal-Mart Stores Inc.		40,000	2,076,000

			28,381,524
Energy - 5.8%
Chevron Corp.		95,000	8,789,400
ConocoPhillips		116,000	7,345,120
Ensco PLC, ADR		80,000	3,234,400
Spectra Energy Corp.		114,500	2,808,685

			22,177,605
Financials - 7.8%
Axis Capital Holdings Ltd.		110,500	2,866,370
Bank of New York Mellon Corp./The		109,100	2,028,169
BlackRock Inc.		14,000	2,072,140
M&T Bank Corp.		36,000	2,516,400
Northern Trust Corp.		56,000	1,958,880
PartnerRe Ltd.		54,000	2,822,580
Travelers Cos. Inc./The		126,000	6,139,980
US Bancorp		177,000	4,166,580
Wells Fargo & Co.		215,000	5,185,800

			29,756,899
Health Care - 7.5%
Johnson & Johnson		113,000	7,199,230
Medtronic Inc.		130,000	4,321,200
Merck & Co. Inc.		222,000	7,261,620
Novartis AG, ADR		36,500	2,035,605
Pfizer Inc.		452,019	7,991,696

			28,809,351
Industrials - 5.9%
3M Co.		66,000	4,738,140
Boeing Co./The		42,500	2,571,675
Emerson Electric Co.		45,000	1,858,950
Illinois Tool Works Inc.		71,000	2,953,600
Lockheed Martin Corp.		45,000	3,268,800
Norfolk Southern Corp.		37,000	2,257,740
United Parcel Service Inc., Class B		49,000	3,094,350
Waste Management Inc.		62,000	2,018,720

			22,761,975
Information Technology - 6.3%
Broadridge Financial Solutions Inc.		146,000	2,940,440
Intel Corp.		346,000	7,380,180
International Business Machines Corp.		12,200	2,135,366
Linear Technology Corp.		90,000	2,488,500
Microsoft Corp.		267,000	6,645,630
Paychex Inc.		105,000	2,768,850

			24,358,966
Materials - 1.3%
Air Products & Chemicals Inc.		40,000	3,054,800
Nucor Corp.		62,000	1,961,680

			5,016,480
Telecommunication Service - 1.9%
AT&T Inc.		255,015	7,273,028

Utilities - 2.0%
Exelon Corp.		107,000	4,559,270
FirstEnergy Corp.		67,000	3,008,970

			7,568,240

Total Common Stocks ( Cost $183,270,813 )			188,244,358
		Par Value
ASSET BACKED SECURITIES - 0.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$599,648	607,840
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		2,045,000	2,140,915

Total Asset Backed Securities ( Cost $2,661,070 )			2,748,755
CORPORATE NOTES AND BONDS - 19.5%
Consumer Discretionary - 1.8%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		2,000,000	2,841,010
DR Horton Inc., 5.25%, 2/15/15		515,000	503,412
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		1,850,000	2,061,085
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		1,600,000	1,620,000

			7,025,507
Consumer Staples - 1.2%
Kraft Foods Inc., 6.5%, 11/1/31		2,025,000	2,540,996
PepsiCo Inc., 4.65%, 2/15/13		620,000	653,687
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		1,310,000	1,337,538

			4,532,221
Energy - 1.4%
ConocoPhillips, 6.65%, 7/15/18		1,500,000	1,847,103
Hess Corp., 7.875%, 10/1/29		1,150,000	1,547,559
Transocean Inc., 6%, 3/15/18		750,000	798,588
Transocean Inc., 7.5%, 4/15/31		1,030,000	1,193,243

			5,386,493
Financials - 3.5%
American General Finance Corp., 5.85%, 6/1/13		1,115,000	953,325
HCP Inc., 6.7%, 1/30/18		1,450,000	1,566,709
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17		1,735,000	867
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/12		2,000,000	2,052,878
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12		2,400,000	2,474,045
Simon Property Group L.P., 5.875%, 3/1/17		530,000	595,704
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,000,000	1,166,458
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		2,000,000	2,196,346
Wells Fargo & Co., 5.25%, 10/23/12		1,450,000	1,511,574
Western Union Co./The, 5.93%, 10/1/16		935,000	1,068,133

			13,586,039
Health Care - 3.5%
Amgen Inc., 5.85%, 6/1/17		3,950,000	4,706,149
Eli Lilly & Co., 6.57%, 1/1/16		1,200,000	1,424,566
Genentech Inc., 5.25%, 7/15/35		740,000	862,235
Medco Health Solutions Inc., 7.25%, 8/15/13		1,550,000	1,696,267
Merck & Co. Inc., 5.75%, 11/15/36		1,320,000	1,661,851
Quest Diagnostics Inc., 5.45%, 11/1/15		1,500,000	1,682,772
Wyeth, 6.5%, 2/1/34		1,100,000	1,473,801

			13,507,641
Industrials - 2.2%
Boeing Co./The, 8.625%, 11/15/31		350,000	531,252
Boeing Co./The, 6.875%, 10/15/43		620,000	859,141
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		1,365,000	1,811,762
EI du Pont de Nemours & Co., 5%, 1/15/13		103,000	108,166
Lockheed Martin Corp., 7.65%, 5/1/16		780,000	958,280
Norfolk Southern Corp., 5.59%, 5/17/25		957,000	1,101,581
Norfolk Southern Corp., 7.05%, 5/1/37		1,050,000	1,424,605
Waste Management Inc., 7.125%, 12/15/17		1,150,000	1,420,984

			8,215,771
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		960,000	1,106,854

Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30		1,025,000	1,162,050

Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		1,780,000	2,568,277
Rogers Communications Inc. (D), 6.25%, 6/15/13		1,315,000	1,423,616

			3,991,893
Utilities - 4.3%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36		1,555,000	1,969,266
Interstate Power & Light Co., 6.25%, 7/15/39		1,365,000	1,754,429
MidAmerican Energy Co., 5.65%, 7/15/12		4,000,000	4,146,744
Nevada Power Co., Series R, 6.75%, 7/1/37		1,600,000	2,160,434
Sierra Pacific Power Co., Series M, 6%, 5/15/16		474,000	544,746
Southern Power Co., Series B, 6.25%, 7/15/12		1,500,000	1,560,785
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		835,000	921,105
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		620,000	649,539
Westar Energy Inc., 6%, 7/1/14		2,400,000	2,649,931

			16,356,979

Total Corporate Notes and Bonds ( Cost $68,549,713 )			74,871,448
MORTGAGE BACKED SECURITIES - 10.0%
Fannie Mae - 8.5%
4%, 4/1/15 Pool # 255719		385,263	396,254
5.5%, 4/1/16 Pool # 745444		463,195	496,558
6%, 5/1/16 Pool # 582558		131,536	142,931
5%, 12/1/17 Pool # 672243		962,346	1,041,231
4.5%, 9/1/20 Pool # 835465		923,815	989,726
6%, 5/1/21 Pool # 253847		178,645	196,074
7%, 12/1/29 Pool # 762813		56,583	64,482
7%, 11/1/31 Pool # 607515		85,052	98,008
7%, 4/1/32 Pool # 641518		2,685	3,091
7%, 5/1/32 Pool # 644591		103,499	119,265
5.5%, 10/1/33 Pool # 254904		845,938	924,637
5.5%, 11/1/33 Pool # 555880		2,703,303	2,954,794
5%, 5/1/34 Pool # 780890		2,953,822	3,191,451
7%, 7/1/34 Pool # 792636		39,123	45,321
5.5%, 8/1/34 Pool # 793647		323,673	357,223
5.5%, 3/1/35 Pool # 815976		1,587,760	1,734,561
5.5%, 7/1/35 Pool # 825283		747,270	816,245
5.5%, 8/1/35 Pool # 826872		359,194	392,236
5%, 9/1/35 Pool # 820347		971,741	1,068,591
5%, 9/1/35 Pool # 835699		914,555	1,005,706
5%, 10/1/35 Pool # 797669		1,113,373	1,218,772
5.5%, 10/1/35 Pool # 836912		790,159	862,681
5%, 12/1/35 Pool # 850561		839,285	906,148
5.5%, 12/1/35 Pool # 844583		2,123,464	2,318,579
5.5%, 2/1/36 Pool # 851330		437,847	478,284
5.5%, 9/1/36 Pool # 831820		1,841,292	2,046,538
6%, 9/1/36 Pool # 831741		647,878	713,398
5.5%, 10/1/36 Pool # 896340		324,567	354,356
5.5%, 10/1/36 Pool # 901723		1,369,802	1,492,742
5.5%, 12/1/36 Pool # 902853		1,607,987	1,770,142
5.5%, 12/1/36 Pool # 903059		1,456,026	1,611,048
5.5%, 12/1/36 Pool # 907512		1,097,416	1,197,109
5.5%, 12/1/36 Pool # 907635		1,511,273	1,669,059

			32,677,241
Freddie Mac - 1.5%
8%, 6/1/30 Pool # C01005		53,499	63,423
6.5%, 1/1/32 Pool # C62333		177,874	201,190
5%, 7/1/33 Pool # A11325		2,127,937	2,294,537
6%, 10/1/34 Pool # A28439		218,697	242,186
6%, 10/1/34 Pool # A28598		124,093	137,422
5%, 4/1/35 Pool # A32314		234,553	256,032
5%, 4/1/35 Pool # A32315		399,681	438,280
5%, 4/1/35 Pool # A32316		343,111	376,246
5%, 4/1/35 Pool # A32509		185,543	203,462
5%, 1/1/37 Pool # A56371		1,203,143	1,295,647

			5,508,425
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068		102,745	118,284

Total Mortgage Backed Securities ( Cost $34,891,654 )			38,303,950
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
U.S. Treasury Bond - 1.3%
6.625%, 2/15/27		3,270,000	4,996,969

U.S. Treasury Notes - 13.0%
4.625%, 12/31/11		3,150,000	3,184,823
1.375%, 2/15/12		1,125,000	1,130,406
4.625%, 2/29/12		3,400,000	3,462,954
1.375%, 5/15/12		1,312,000	1,321,942
4.000%, 11/15/12		2,500,000	2,605,860
3.625%, 5/15/13		1,980,000	2,086,888
3.125%, 8/31/13		1,175,000	1,238,477
4.000%, 2/15/14		4,810,000	5,222,607
4.250%, 8/15/14		4,965,000	5,507,272
2.375%, 9/30/14		1,400,000	1,480,609
2.500%, 3/31/15		795,000	848,535
4.500%, 2/15/16		3,550,000	4,113,840
3.250%, 12/31/16		2,500,000	2,783,985
3.125%, 1/31/17		2,000,000	2,215,624
2.375%, 7/31/17		2,000,000	2,136,250
4.250%, 11/15/17		5,100,000	6,014,813
2.750%, 2/15/19		1,300,000	1,413,344
3.375%, 11/15/19		1,000,000	1,134,062
2.625%, 11/15/20		1,900,000	2,031,813

			49,934,104

Total U.S. Government and Agency Obligations ( Cost $50,402,770 )			54,931,073
		Shares
INVESTMENT COMPANY - 6.0%
State Street Institutional U.S. Government Money Market Fund		22,995,137	22,995,137

Total Investment Company ( Cost $22,995,137 )			22,995,137

TOTAL INVESTMENTS - 99.6% ( Cost $362,771,157 )			382,094,721
NET OTHER ASSETS AND LIABILITIES - 0.4%			1,700,556

TOTAL NET ASSETS - 100.0%			$383,795,277

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value
COMMON STOCK - 90.4%

Consumer Discretionary - 15.2%
American Eagle Outfitters Inc.	4,200	$ 49,224
Bed Bath & Beyond Inc.*	1,300	74,503
Best Buy Co. Inc.	1,500	34,950
CarMax Inc.*	1,500	35,775
Kohl's Corp.	1,500	73,650
Staples Inc.	3,500	46,550
Target Corp.	1,600	78,464
		393,116
Energy - 14.4%
Apache Corp.	1,000	80,240
Canadian Natural Resources Ltd.	2,000	58,540
Noble Corp.*	2,000	58,700
Petroleo Brasileiro S.A., ADR	2,100	47,145
Schlumberger Ltd.	1,500	89,595
Southwestern Energy Co.*	1,200	39,996
		374,216
Financials - 14.8%
Bank of New York Mellon Corp./The	3,500	65,065
Goldman Sachs Group Inc./The	300	28,365
IntercontinentalExchange Inc.*	600	70,956
Morgan Stanley	2,500	33,750
State Street Corp.	2,200	70,752
T Rowe Price Group Inc.	1,200	57,324
Wells Fargo & Co.	2,400	57,888
		384,100
Health Care - 12.7%
Community Health Systems Inc.*	3,000	49,920
Gilead Sciences Inc.*	1,500	58,200
Merck & Co. Inc.c.	1,500	49,065
Mylan Inc./PA*	4,000	68,000
Stryker Corp.	1,000	47,130
Teva Pharmaceutical Industries Ltd., ADR	1,500	55,830
		328,145
Industrials - 5.6%
Expeditors International of Washington Inc.	2,000	81,100
Jacobs Engineering Group Inc.*	2,000	64,580
		145,680

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Equity Income Fund Portfolio of Investments (unaudited)

Information Technology - 25.9%
Adobe Systems Inc.*	3,200	77,344
Cisco Systems Inc.	5,000	77,450
eBay Inc.*	3,000	88,470
Google Inc., Class A*	200	102,876
Hewlett-Packard Co.	1,500	33,675
Intel Corp.	1,900	40,527
Microsoft Corp.	4,500	112,005
QUALCOMM Inc.	1,500	72,945
Yahoo! Inc.*	5,000	65,800
		671,092
Materials - 1.8%
Freeport-McMoRan Copper & Gold Inc.	1,500	45,675

Total Common Stock (Cost $2,874,658)		$2,342,024

INVESTMENT COMPANIES - 2.2%
Powershares QQQ Trust Series 1	1,100	57,772

Total Investment Companies (Cost $59,752)		$57,772

Repurchase Agreement - 8.6%
With U.S. Bank National Association issued 09/30/11 at 0.01%, due
10/03/11, collateralized by $226,340 in (Collateral)
due 10/20/32. Proceeds at maturity are $221,824 (Cost $221,824)		$221,824

TOTAL INVESTMENTS - 101.2% (Cost $3,156,234)		$2,621,620

NET OTHER ASSETS AND LIABILITIES - 0.2%		$6,100
Total Call Options Written - (1.4%)		($36,210)

TOTAL ASSETS - 100%		$ 2,591,510

*Non-income producing
ADR-American Depository Receipt

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written
Underlying Security	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	8	October 2011	34.00	4
Adobe Systems Inc.	12	October 2011	31.00	24
Adobe Systems Inc.	12	October 2011	33.00	6
Apache Corp.	10	October 2011	125.00	20
Bed Bath & Beyond Inc.	13	November 2011	55.00	6,273
CarMax Inc.	15	October 2011	28.00	150
eBay Inc.	30	October 2011	31.00	3,225
Expeditors International of Washington Inc.	20	October 2011	45.00	700
Gilead Sciences Inc.	15	October 2011	40.00	1,335
Intel Corp.	19	October 2011	22.00	1,150
IntercontinentalExchange Inc.	6	January 2012	120.00	6,090
Jacobs Engineering Group Inc.	14	October 2011	46.00	70
Kohl's Corp.	15	October 2011	55.00	413
Merck & Co. Inc.	15	October 2011	37.00	45
Microsoft Corp.	45	October 2011	26.00	2,138
Morgan Stanley	16	October 2011	27.00	32
Mylan Inc./PA	40	October 2011	23.00	160
Noble Corp.	16	January 2012	38.00	1,208
Powershares QQQ Trust Series 1	11	November 2011	57.00	1,128
QUALCOMM Inc.	15	October 2011	50.00	2,318
Southwestern Energy Co.	12	January 2012	42.00	1,302
T Rowe Price Group Inc.	12	January 2012	55.00	3,030
Target Corp.	16	January 2012	55.00	1,912
Teva Pharmaceutical Industries Ltd.	15	January 2012	40.00	2,783
Wells Fargo & Co.	24	October 2011	30.00	72
Yahoo! Inc.	50	October 2011	17.00	625
TOTAL CALL OPTIONS WRITTEN (Premiums received $91,442)				$36,210

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.8%
	Consumer Discretionary - 6.1%
	Omnicom Group Inc.	174,000	$6,410,160
	Target Corp.	160,000	7,846,400
	Time Warner Inc.	230,000	6,893,100
	TJX Cos. Inc.	105,000	5,824,350

			26,974,010
	Consumer Staples - 12.1%
	Diageo PLC, ADR	71,000	5,391,030
	Kraft Foods Inc., Class A	274,000	9,200,920
	PepsiCo Inc.	230,000	14,237,000
	Philip Morris International Inc.	67,000	4,179,460
	Procter & Gamble Co./The	177,000	11,182,860
	Sysco Corp.	191,000	4,946,900
	Wal-Mart Stores Inc.	89,000	4,619,100

			53,757,270
	Energy - 12.8%
	Apache Corp.	49,000	3,931,760
	Canadian Natural Resources Ltd.	208,000	6,088,160
	Chevron Corp.	143,046	13,234,616
	ConocoPhillips	170,000	10,764,400
	Ensco PLC, ADR	78,000	3,153,540
	Noble Corp. *	262,000	7,689,700
	Occidental Petroleum Corp.	169,500	12,119,250

			56,981,426
	Financials - 21.2%
	Arch Capital Group Ltd. *	242,000	7,907,350
	Bank of New York Mellon Corp./The	530,000	9,852,700
	Berkshire Hathaway Inc., Class B *	135,000	9,590,400
	BlackRock Inc.	30,000	4,440,300
	Brookfield Asset Management Inc., Class A	255,000	7,025,250
	M&T Bank Corp.	63,000	4,403,700
	Markel Corp. *	13,800	4,928,394
	Travelers Cos. Inc./The	190,500	9,283,065
	US Bancorp	682,000	16,054,280
	Wells Fargo & Co.	635,000	15,316,200
	WR Berkley Corp.	179,532	5,330,305

			94,131,944
	Health Care - 14.7%
	Johnson & Johnson	250,000	15,927,500
	Medtronic Inc.	265,000	8,808,600
	Merck & Co. Inc.	471,000	15,406,410
	Novartis AG, ADR	83,500	4,656,795
	Pfizer Inc.	1,175,000	20,774,000

			65,573,305
	Industrials - 9.5%
	3M Co.	149,500	10,732,605
	Boeing Co./The	84,000	5,082,840
	Emerson Electric Co.	105,000	4,337,550
	Illinois Tool Works Inc.	105,000	4,368,000
	Lockheed Martin Corp.	89,000	6,464,960
	Norfolk Southern Corp.	74,000	4,515,480
	United Parcel Service Inc., Class B	108,000	6,820,200

			42,321,635
	Information Technology - 11.2%
	Broadridge Financial Solutions Inc.	270,000	5,437,800
	Cisco Systems Inc. *	325,000	5,034,250
	Intel Corp.	628,000	13,395,240
	International Business Machines Corp.	28,000	4,900,840
	Microsoft Corp.	527,000	13,117,030
	Western Union Co./The	530,000	8,103,700

			49,988,860
	Materials - 2.5%
	Air Products & Chemicals Inc.	86,000	6,567,820
	Nucor Corp.	136,000	4,303,040

			10,870,860
	Telecommunication Service - 2.8%
	AT&T Inc.	439,987	12,548,430

	Utilities - 3.9%
	Exelon Corp.	248,000	10,567,280
	NextEra Energy Inc.	125,000	6,752,500

			17,319,780

Total Common Stocks ( Cost $428,649,009 )			430,467,520
	INVESTMENT COMPANY - 2.9%
	State Street Institutional U.S. Government Money Market Fund	12,985,609	12,985,609

Total Investment Company ( Cost $12,985,609 )			12,985,609

TOTAL INVESTMENTS - 99.7% ( Cost $441,634,618 )			443,453,129
NET OTHER ASSETS AND LIABILITIES - 0.3%			1,483,014

TOTAL NET ASSETS - 100.0%			$444,936,143

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 94.7%
	Consumer Discretionary - 12.4%
	Amazon.com Inc. *	39,782	$8,602,062
	CarMax Inc. *	130,558	3,113,808
	Comcast Corp., Class A	256,597	5,362,877
	Ctrip.com International Ltd., ADR *	103,722	3,335,700
	Omnicom Group Inc.	113,115	4,167,157
	Panera Bread Co., Class A *	34,808	3,617,943
	priceline.com Inc. *	6,728	3,023,967
	Starbucks Corp.	114,638	4,274,851
	Yum! Brands Inc.	127,385	6,291,545

			41,789,910
	Consumer Staples - 6.6%
	Costco Wholesale Corp.	77,170	6,337,201
	Diageo PLC, ADR	57,038	4,330,895
	Mead Johnson Nutrition Co.	11,590	797,740
	PepsiCo Inc.	173,808	10,758,715

			22,224,551
	Energy - 9.5%
	Apache Corp.	36,663	2,941,839
	Ensco PLC, ADR	111,044	4,489,509
	Occidental Petroleum Corp.	98,821	7,065,702
	Petroleo Brasileiro S.A., ADR	287,772	6,460,481
	Schlumberger Ltd.	180,728	10,794,883

			31,752,414
	Financials - 5.7%
	Brookfield Asset Management Inc., Class A	246,692	6,796,365
	IntercontinentalExchange Inc. *	71,407	8,444,592
	T Rowe Price Group Inc.	78,394	3,744,881

			18,985,838
	Health Care - 11.1%
	Allergan Inc.	41,188	3,393,067
	Allscripts Healthcare Solutions Inc. *	338,338	6,096,851
	CareFusion Corp. *	155,527	3,724,872
	Celgene Corp. *	258,540	16,008,797
	Cerner Corp. *	118,927	8,148,878

			37,372,465
	Industrials - 8.8%
	Boeing Co./The	148,444	8,982,346
	Emerson Electric Co.	122,854	5,075,099
	Expeditors International of Washington Inc.	52,502	2,128,956
	Roper Industries Inc.	86,283	5,945,762
	Sensata Technologies Holding N.V. *	56,622	1,498,218
	United Parcel Service Inc., Class B	91,366	5,769,763

			29,400,144
	Information Technology - 37.1%
	Communications Equipment - 5.6%
	Acme Packet Inc. *	139,476	5,940,283
	QUALCOMM Inc.	197,975	9,627,524
	Riverbed Technology Inc. *	167,476	3,342,821

			18,910,628
	Computers & Peripherals - 11.0%
	Apple Inc. *	61,464	23,428,848
	EMC Corp. *	162,670	3,414,443
	SanDisk Corp. *	250,732	10,117,036

			36,960,327
	Electronic Equipment, Instruments & Components - 0.5%
	FLIR Systems Inc. *	71,616	1,793,981

	Internet Software & Services - 6.7%
	Google Inc., Class A *	39,715	20,428,602
	Renren Inc., ADR *	439,440	2,241,144

			22,669,746
	IT Services - 8.2%
	Accenture PLC, Class A	148,632	7,829,934
	Sapient Corp. *	409,545	4,152,786
	Visa Inc., Class A	180,550	15,476,746

			27,459,466
	Semiconductors & Semiconductor Equipment - 1.8%
	Cavium Inc. *	138,884	3,751,257
	Cree Inc. *	86,348	2,243,321

			5,994,578
	Software - 3.3%
	Ariba Inc. *	66,402	1,839,999
	MICROS Systems Inc. *	41,884	1,839,127
	Oracle Corp.	226,391	6,506,477
	Salesforce.com Inc. *	7,205	823,387

			11,008,990

	Materials - 3.5%
	Ecolab Inc.	136,067	6,652,316
	International Flavors & Fragrances Inc.	91,145	5,124,172

			11,776,488

Total Common Stocks ( Cost $307,844,938 )			318,099,526
	INVESTMENT COMPANIES - 5.4%
	State Street Institutional U.S. Government Money Market Fund	18,289,689	18,289,689

Total Investment Companies ( Cost $18,289,689 )			18,289,689

TOTAL INVESTMENTS - 100.1% ( Cost $326,134,627 )			336,389,215
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(241,358)

TOTAL NET ASSETS - 100.0%			$336,147,857

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 93.9%
	Consumer Discretionary - 19.0%
	Bed Bath & Beyond Inc. *	153,632	$8,804,650
	CarMax Inc. *	414,021	9,874,401
	Discovery Communications Inc., Class C *	210,687	7,405,648
	Liberty Global Inc., Series C *	198,002	6,852,849
	Omnicom Group Inc.	230,088	8,476,442
	Staples Inc.	587,803	7,817,780
	TJX Cos. Inc.	241,123	13,375,093

			62,606,863
	Consumer Staples - 4.2%
	Brown-Forman Corp., Class B	94,462	6,625,565
	McCormick & Co. Inc.	154,590	7,135,874

			13,761,439
	Energy - 5.7%
	Ensco PLC, ADR	120,785	4,883,338
	EOG Resources Inc.	89,384	6,347,158
	Noble Corp. *	253,681	7,445,537

			18,676,033
	Financials - 26.1%
	Capital Markets - 3.5%
	Northern Trust Corp.	166,050	5,808,429
	T Rowe Price Group Inc.	121,785	5,817,669

			11,626,098
	Commercial Banks - 3.2%
	Glacier Bancorp Inc.	438,065	4,104,669
	M&T Bank Corp.	92,260	6,448,974

			10,553,643
	Diversified Financial Services - 2.0%
	Leucadia National Corp.	297,407	6,745,191

	Insurance - 12.8%
	Arch Capital Group Ltd. *	269,685	8,811,957
	Brown & Brown Inc.	340,998	6,069,764
	Markel Corp. *	42,467	15,166,240
	WR Berkley Corp.	405,800	12,048,202

			42,096,163
	Real Estate Management & Development - 4.6%
	Brookfield Asset Management Inc., Class A	548,481	15,110,652

	Health Care - 9.7%
	DENTSPLY International Inc.	350,300	10,750,707
	Laboratory Corp. of America Holdings *	136,390	10,781,629
	Techne Corp.	151,490	10,302,835

			31,835,171
	Industrials - 12.6%
	Copart Inc. *	268,286	10,495,348
	IDEX Corp.	290,296	9,045,623
	Jacobs Engineering Group Inc. *	275,117	8,883,528
	Ritchie Bros Auctioneers Inc.	257,506	5,199,046
	Wabtec Corp.	146,726	7,757,404

			41,380,949
	Information Technology - 9.8%
	Amphenol Corp., Class A	129,424	5,276,617
	Broadridge Financial Solutions Inc.	486,915	9,806,468
	FLIR Systems Inc. *	328,505	8,229,050
	Western Union Co./The	579,939	8,867,267

			32,179,402
	Materials - 6.8%
	Ecolab Inc.	244,738	11,965,241
	Valspar Corp.	336,286	10,495,486

			22,460,727

Total Common Stocks ( Cost $315,177,136 )			309,032,331
	INVESTMENT COMPANY - 6.1%
	State Street Institutional U.S. Government Money Market Fund	19,984,833	19,984,833

Total Investment Company ( Cost $19,984,833 )			19,984,833

TOTAL INVESTMENTS - 100.0% ( Cost $335,161,969 )			329,017,164
NET OTHER ASSETS AND LIABILITIES - 0.0%			156,340

TOTAL NET ASSETS - 100.0%			$329,173,504

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.1%
	Consumer Discretionary - 16.6%
	Arbitron Inc.	7,840	$259,347
	Bally Technologies Inc. *	2,770	74,735
	Cato Corp./The, Class A	10,940	246,807
	CEC Entertainment Inc. *	3,920	111,602
	Choice Hotels International Inc.	3,920	116,502
	Dress Barn Inc./The *	6,160	166,751
	Fred's Inc., Class A	12,000	127,920
	Helen of Troy Ltd. *	7,610	191,163
	Matthews International Corp., Class A	4,940	151,954
	Skechers U.S.A. Inc., Class A *	6,100	85,583
	Sonic Corp. *	14,940	105,626
	Stage Stores Inc.	17,910	248,412

			1,886,402
	Consumer Staples - 1.6%
	Casey's General Stores Inc.	4,080	178,092

	Energy - 4.0%
	Bristow Group Inc. *	2,700	114,561
	Georesources Inc. *	5,600	99,624
	Penn Virginia Corp.	8,470	47,178
	Scorpio Tankers Inc. *	11,300	59,664
	SEACOR Holdings Inc. *	1,700	136,357

			457,384
	Financials - 23.7%
	Alleghany Corp. *	311	89,723
	American Campus Communities Inc., REIT	2,220	82,606
	AMERISAFE Inc. *	5,970	109,908
	Ares Capital Corp.	15,563	214,303
	Assured Guaranty Ltd.	7,100	78,029
	Campus Crest Communities Inc., REIT	9,800	106,624
	Delphi Financial Group Inc., Class A	9,570	205,946
	DiamondRock Hospitality Co., REIT *	13,829	96,665
	Education Realty Trust Inc., REIT	16,010	137,526
	First Busey Corp.	20,107	87,465
	First Midwest Bancorp Inc.	16,230	118,804
	First Niagara Financial Group Inc.	8,807	80,584
	Flushing Financial Corp.	7,500	81,000
	Hancock Holding Co.	3,800	101,764
	International Bancshares Corp.	12,350	162,402
	Mack-Cali Realty Corp., REIT	2,200	58,850
	MB Financial Inc.	6,930	102,010
	Northwest Bancshares Inc.	18,080	215,333
	Platinum Underwriters Holdings Ltd.	4,860	149,445
	Primerica Inc.	7,800	168,168
	Webster Financial Corp.	12,180	186,354
	Westamerica Bancorporation	1,270	48,666

			2,682,175
	Health Care - 8.5%
	Amsurg Corp. *	7,990	179,775
	Charles River Laboratories International Inc. *	6,500	186,030
	Corvel Corp. *	3,030	128,775
	Haemonetics Corp. *	1,300	76,024
	ICON PLC, ADR *	13,830	222,386
	ICU Medical Inc. *	4,770	175,536

			968,526
	Industrials - 22.8%
	ACCO Brands Corp. *	21,740	103,700
	Acuity Brands Inc.	2,010	72,440
	Albany International Corp., Class A	10,250	187,063
	Belden Inc.	10,430	268,990
	Carlisle Cos. Inc.	9,650	307,642
	ESCO Technologies Inc.	5,990	152,745
	G&K Services Inc., Class A	4,600	117,484
	GATX Corp.	5,970	185,010
	Genesee & Wyoming Inc., Class A *	4,400	204,688
	Kirby Corp. *	4,930	259,515
	Mueller Industries Inc.	6,900	266,271
	Standard Parking Corp. *	6,090	95,248
	Sterling Construction Co. Inc. *	3,690	41,217
	Unifirst Corp./MA	1,270	57,518
	United Stationers Inc. *	9,860	268,685

			2,588,216
	Information Technology - 8.3%
	Coherent Inc. *	2,370	101,815
	Diebold Inc.	5,970	164,235
	Electronics for Imaging Inc. *	2,265	30,510
	MAXIMUS Inc.	6,780	236,622
	MTS Systems Corp.	4,030	123,479
	NAM TAI Electronics Inc. *	5,310	26,072
	Websense Inc. *	7,100	122,830
	Zebra Technologies Corp., Class A *	4,400	136,136

			941,699
	Materials - 5.6%
	Aptargroup Inc.	4,120	184,041
	Deltic Timber Corp.	2,780	165,910
	Koppers Holdings Inc.	3,400	87,074
	Zep Inc.	12,940	194,359

			631,384
	Utilities - 6.0%
	Atmos Energy Corp.	4,350	141,157
	New Jersey Resources Corp.	2,370	100,891
	Unisource Energy Corp.	4,940	178,285
	Westar Energy Inc.	5,690	150,330
	WGL Holdings Inc.	2,660	103,926

			674,589

Total Common Stocks ( Cost $10,840,814 )			11,008,467
	INVESTMENT COMPANY - 2.9%
	State Street Institutional U.S. Government Money Market Fund	334,652	334,652

Total Investment Company ( Cost $334,652 )			334,652

TOTAL INVESTMENTS - 100.0% ( Cost $11,175,466 )			11,343,119
NET OTHER ASSETS AND LIABILITIES - 0.0%			2,651

TOTAL NET ASSETS - 100.0%			$11,345,770

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Australia - 3.9%
James Hardie Industries SE (A) *		152,280	$830,611
QBE Insurance Group Ltd. (A)		45,000	552,131
Telstra Corp. Ltd. (A)		651,600	1,942,044

			3,324,786
Belgium - 2.8%
Anheuser-Busch InBev N.V. (A)		44,900	2,381,200

Brazil - 2.9%
Banco do Brasil S.A.		80,670	1,065,732
Cielo S.A.		34,840	776,384
MRV Engenharia e Participacoes S.A.		125,600	643,280

			2,485,396
Canada - 1.8%
Potash Corp. of Saskatchewan Inc.		17,000	738,143
Rogers Communications Inc.		23,300	797,567

			1,535,710
China - 0.9%
Weichai Power Co. Ltd. (A)		159,000	723,172

Finland - 1.3%
Sampo OYJ (A)		43,180	1,081,476

France - 9.4%
BNP Paribas (A)		24,945	987,382
Danone (A)		12,300	756,957
Sanofi-Aventis S.A. (A)		36,912	2,423,607
Technip S.A. (A)		13,030	1,042,764
Total S.A. (A)		35,087	1,547,009
Valeo S.A. (A) *		30,600	1,284,974

			8,042,693
Germany - 6.5%
Bayerische Motoren Werke AG (A)		22,490	1,490,194
GEA Group AG (A)		14,600	341,135
Merck KGaA (A)		13,800	1,129,192
SAP AG (A)		24,910	1,269,793
Siemens AG (A)		15,019	1,356,849

			5,587,163
Ireland - 0.8%
Ryanair Holdings PLC, ADR *		26,800	690,100

Italy - 1.1%
Atlantia SpA (A)		63,573	911,756

Japan - 19.0%
Asics Corp. (A)		44,190	599,273
Canon Inc. (A)		41,700	1,887,845
Daito Trust Construction Co. Ltd. (A)		30,110	2,760,931
Don Quijote Co. Ltd. (A)		43,500	1,554,743
eAccess Ltd. (A)		1,122	283,548
FANUC Corp. (A)		8,800	1,211,573
JS Group Corp. (A)		71,200	1,994,347
Mitsubishi Corp. (A)		37,200	757,566
Mitsubishi Estate Co. Ltd. (A)		65,000	1,051,971
Sumitomo Mitsui Financial Group Inc. (A)		39,200	1,106,306
Yahoo! Japan Corp. (A)		4,587	1,425,093
Yamada Denki Co. Ltd. (A)		23,210	1,620,466

			16,253,662
Netherlands - 1.3%
ING Groep N.V. (A) *		161,870	1,139,243

New Zealand - 1.5%
Telecom Corp. of New Zealand Ltd. (A)		660,400	1,305,912

Norway - 0.6%
Aker Solutions ASA (A)		56,040	537,707

Russia - 1.1%
Sberbank of Russia (A)		435,600	941,983

South Africa - 0.7%
Mr Price Group Ltd., ADR *		34,600	558,790

South Korea - 2.5%
Hyundai Mobis (A)		3,000	852,010
Samsung Electronics Co. Ltd., GDR (A) (B)		3,483	1,232,636

			2,084,646
Spain - 1.3%
Amadeus IT Holding S.A. (A)		64,700	1,038,614
Mediaset Espana Comunicacion S.A. (A)		18,375	104,332

			1,142,946
Sweden - 2.1%
Assa Abloy AB (A)		45,900	944,933
Swedbank AB (A)		78,500	865,022

			1,809,955
Switzerland - 5.3%
Julius Baer Group Ltd. (A) *		35,510	1,183,356
Novartis AG (A)		59,967	3,346,731

			4,530,087
Turkey - 1.3%
KOC Holding AS (A)		125,500	465,691
Turkiye Garanti Bankasi AS, ADR		165,000	645,150

			1,110,841
United Kingdom - 26.5%
BG Group PLC (A)		54,000	1,028,284
BHP Billiton PLC (A)		62,100	1,645,524
British American Tobacco PLC (A)		42,331	1,794,197
GlaxoSmithKline PLC (A)		122,700	2,533,323
Informa PLC (A)		251,743	1,280,103
International Power PLC (A)		179,800	851,745
Prudential PLC (A)		176,800	1,513,264
Rexam PLC (A)		236,330	1,133,360
Royal Dutch Shell PLC (A)		63,600	1,972,575
Standard Chartered PLC (A)		74,057	1,478,132
Tullow Oil PLC (A)		39,550	802,418
Unilever PLC (A)		79,730	2,497,603
Vodafone Group PLC (A)		388,899	1,004,272
WM Morrison Supermarkets PLC (A)		206,970	933,271
WPP PLC (A)		103,500	954,492
Xstrata PLC (A)		98,200	1,231,569

			22,654,132

Total Common Stocks ( Cost $81,604,482 )			80,833,356
INVESTMENT COMPANY - 5.3%
United States - 5.3%
State Street Institutional U.S. Government Money Market Fund		4,516,243	4,516,243

Total Investment Company ( Cost $4,516,243 )			4,516,243

TOTAL INVESTMENTS - 99.9% ( Cost $86,120,725 )			85,349,599
NET OTHER ASSETS AND LIABILITIES - 0.1%			103,947

TOTAL NET ASSETS - 100.0%			$85,453,546

*	Non-income producing.
(A)	Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."  The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/11
Consumer Discretionary	13%
Energy	8%
Financials	19%
Health Care	11%
Industrials	11%
Information Technology	9%
Leisure and Consumer Staples	10%
Materials	7%
Money Market Funds	5%
Telecommunication Services	6%
Utilities	1%
Net Other Assets and Liabilities	—%
100%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2011

Madison Target Retirement Fund 2020 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.8%
Bond Funds - 43.9%
Franklin Floating Rate Daily Access Fund Advisor Class		121,680	$1,059,834
Metropolitan West High Yield Bond Fund Class I		266,284	2,553,666
PIMCO Investment Grade Corporate Bond Fund Institutional Class		209,868	2,199,416
PIMCO Total Return Fund Institutional Class		95,179	1,026,978
Vanguard Total Bond Market ETF		101,444	8,494,921

			15,334,815
Foreign Bond Funds - 4.6%
Templeton Global Bond Fund Advisor Class		126,586	1,601,316

Foreign Stock Funds - 9.9%
IVA Worldwide Fund		111,562	1,754,870
Vanguard FTSE All-World ex-U.S. ETF		44,297	1,715,180

			3,470,050
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		405,332	405,332

Stock Funds - 39.2%
Hussman Strategic Growth Fund		111,184	1,464,295
iShares S&P MidCap 400 Index Fund		4,200	327,558
iShares S&P North American Natural Resources Sector Index Fund		10,140	339,284
Schwab Fundamental U.S. Large Company Index Fund		81,233	696,168
SPDR S&P 500 ETF Trust		52,230	5,910,869
Vanguard Dividend Appreciation ETF		77,446	3,776,267
Vanguard Health Care ETF		9,131	517,636
Vanguard Information Technology ETF		11,849	672,905

			13,704,982

TOTAL INVESTMENTS - 98.8% ( Cost $36,489,100 )			34,516,495
NET OTHER ASSETS AND LIABILITIES - 1.2%			402,875

TOTAL NET ASSETS - 100.0%			$34,919,370

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments..

Ultra Series Fund | September 30, 2011

Madison Target Retirement Fund 2030 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.7%
Bond Funds - 31.7%
Franklin Floating Rate Daily Access Fund Advisor Class		112,988	$984,123
Metropolitan West High Yield Bond Fund Class I		257,119	2,465,770
PIMCO Investment Grade Corporate Bond Fund Institutional Class		191,782	2,009,873
PIMCO Total Return Fund Institutional Class		69,451	749,379
Vanguard Total Bond Market ETF		71,958	6,025,763

			12,234,908
Foreign Bond Funds - 3.9%
Templeton Global Bond Fund Advisor Class		119,742	1,514,739

Foreign Stock Funds - 12.3%
iShares MSCI Canada Index Fund		22,587	575,743
IVA Worldwide Fund		141,607	2,227,483
Vanguard FTSE All-World ex-U.S. ETF		50,027	1,937,045

			4,740,271
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		425,730	425,730

Stock Funds - 49.7%
Hussman Strategic Growth Fund		123,474	1,626,149
iShares S&P MidCap 400 Index Fund		8,152	635,774
iShares S&P North American Natural Resources Sector Index Fund		13,779	461,045
Schwab Fundamental U.S. Large Company Index Fund		179,491	1,538,236
SPDR S&P 500 ETF Trust		74,553	8,437,163
Vanguard Dividend Appreciation ETF		103,776	5,060,118
Vanguard Health Care ETF		11,817	669,906
Vanguard Information Technology ETF		13,130	745,653

			19,174,044

TOTAL INVESTMENTS - 98.7% ( Cost $40,952,635 )			38,089,692
NET OTHER ASSETS AND LIABILITIES - 1.3%			484,186

TOTAL NET ASSETS - 100.0%			$38,573,878

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments..

Ultra Series Fund | September 30, 2011

Madison Target Retirement Fund 2040 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.0%
Bond Funds - 21.8%
Franklin Floating Rate Daily Access Fund Advisor Class		71,589	$623,542
Metropolitan West High Yield Bond Fund Class I		156,841	1,504,101
PIMCO Investment Grade Corporate Bond Fund Institutional Class		121,961	1,278,147
Vanguard Total Bond Market ETF		38,820	3,250,787

			6,656,577
Foreign Bond Funds - 3.1%
Templeton Global Bond Fund Advisor Class		75,198	951,250

Foreign Stock Funds - 14.3%
iShares MSCI Canada Index Fund		23,805	606,790
IVA Worldwide Fund		140,520	2,210,378
Vanguard FTSE All-World ex-U.S. ETF		39,406	1,525,800

			4,342,968
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund		384,324	384,324

Stock Funds - 58.5%
Hussman Strategic Growth Fund		98,319	1,294,866
iShares S&P MidCap 400 Index Fund		8,298	647,161
iShares S&P North American Natural Resources Sector Index Fund		13,098	438,259
iShares S&P SmallCap 600 Index Fund		3,751	219,434
Schwab Fundamental U.S. Large Company Index Fund		211,514	1,812,674
SPDR S&P 500 ETF Trust		61,826	6,996,848
Vanguard Dividend Appreciation ETF		98,445	4,800,178
Vanguard Health Care ETF		15,247	864,352
Vanguard Information Technology ETF		12,989	737,645

			17,811,417

TOTAL INVESTMENTS - 99.0% ( Cost $32,814,436 )			30,146,536
NET OTHER ASSETS AND LIABILITIES - 1.0%			311,952

TOTAL NET ASSETS - 100.0%			$30,458,488

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments..

Ultra Series Fund | September 30, 2011

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.8%
Bond Funds - 12.1%
Metropolitan West High Yield Bond Fund Class I		7,243	$69,459
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,791	29,246
Vanguard Total Bond Market ETF		1,011	84,661

			183,366
Foreign Bond Funds - 2.5%
Templeton Global Bond Fund Advisor Class		3,003	37,993

Foreign Stock Funds - 16.2%
iShares MSCI Canada Index Fund		1,308	33,341
IVA Worldwide Fund Class I		8,279	130,224
Vanguard FTSE All-World ex-U.S. ETF		2,125	82,280

			245,845
Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund		34,021	34,021

Stock Funds - 65.8%
Hussman Strategic Growth Fund		4,999	65,840
iShares S&P MidCap 400 Index Fund		559	43,596
iShares S&P North American Natural Resources Sector Index Fund		848	28,374
iShares S&P SmallCap 600 Index Fund		236	13,806
Schwab Fundamental U.S. Large Company Index Fund		12,223	104,750
SPDR S&P 500 ETF Trust		3,241	366,784
Vanguard Dividend Appreciation ETF		5,894	287,392
Vanguard Health Care ETF		783	44,388
Vanguard Information Technology ETF		798	45,319

			1,000,249

TOTAL INVESTMENTS - 98.8% ( Cost $1,641,651 )			1,501,474
NET OTHER ASSETS AND LIABILITIES - 1.2%			18,139

TOTAL NET ASSETS - 100.0%			$1,519,613

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments..

Ultra Series Fund | September 30, 2011

Notes to Portfolios of Investments (unaudited)

1.  Portfolio Valuation:  Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. The assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities.  Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund, where they are valued at the mean of the best bid and ask prices across all option exchanges. Futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements:  Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  Through the period ended September 30, 2011, none of the Funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2011 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each caption):

Ultra Series Fund | September 30, 2011

Notes to Portfolios of Investments (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2011
Conservative Allocation1	$ 221,235,896	$ -	$ -	$ 221,235,896
Moderate Allocation1	360,232,410	-	-	360,232,410
Aggressive Allocation1	122,493,920	-	-	122,493,920
Money Market2	3,191,376	63,314,437	-	66,505,813
Bond
Asset Backed	-	8,139,259	-	8,139,259
Corporate Notes and Bonds	-	121,995,363	-	121,995,363
Mortgage Backed	-	91,333,797	-	91,333,797
U.S. Government and Agency Obligations	-	199,087,256	-	199,087,256
Investment Companies	7,873,158	-	-	7,873,158
	7,873,158	420,555,675	-	428,428,833
High Income
Preferred Stocks	907,500	-	-	907,500
Corporate Notes and Bonds	-	85,448,911	-	85,448,911
Investment Companies	1,244,389	-	-	1,244,389
	2,151,889	85,448,911	-	87,600,800
Diversified Income
Common Stocks	188,244,358	-	-	188,244,358
Asset Backed	-	2,748,755	-	2,748,755
Corporate Notes and Bonds	-	74,871,448	-	74,871,448
Mortgage Backed	-	38,303,950	-	38,303,950
U.S. Government and Agency Obligations	-	54,931,073	-	54,931,073
Investment Companies	22,995,137	-	-	22,995,137
	211,239,495	170,855,226	-	382,094,721
Equity Income
Assets:
Common Stocks	2,342,024	-	-	2,342,024
Investment Companies	57,772	-	-	57,772
Repurchase Agreement	-	221,824		221,824
	2,399,796	221,824	-	2,621,620
Liabilities:
Options Written	36,210	-	-	36,210
Large Cap Value1	443,453,129	-	-	443,453,129
Large Cap Growth
Common Stocks	318,099,526	-	-	318,099,526
Investment Companies	18,289,689	-	-	18,289,689
	336,389,215	-	-	336,389,215
Mid Cap1	329,017,164	-	-	329,017,164
Small Cap1	11,343,119	-	-	11,343,119
International Stock
Common Stocks
Australia	-	3,324,786	-	3,324,786
Belgium	-	2,381,200	-	2,381,200
Brazil		2,485,396	-	2,485,396
Canada	1,535,710	-	-	1,535,710
China	-	723,172	-	723,172
Finland	-	1,081,476	-	1,081,476
France	-	8,042,693	-	8,042,693
Germany	-	5,587,163	-	5,587,163
Ireland	690,100		-	690,100
Italy	-	911,756	-	911,756
Japan	-	16,253,662	-	16,253,662
Netherlands	-	1,139,243	-	1,139,243
New Zealand		1,305,912		1,305,912
Norway	-	537,707	-	537,707
Russia		941,983	-	941,983
South Africa		558,790		558,790
South Korea		2,084,646	-	2,084,646
Spain	-	1,142,946	-	1,142,946
Sweden	-	1,809,955	-	1,809,955
Switzerland	-	4,530,087	-	4,530,087
Turkey	645,150	465,691		1,110,841
United Kingdom	-	22,654,132	-	22,654,132
Investment Companies	4,516,243	-	-	4,516,243
	7,387,203	77,962,396	-	85,349,599
Madison Target Retirement 20201	34,516,495	-	-	34,516,495
Madison Target Retirement 20301	38,089,692	-	-	38,089,692
Madison Target Retirement 20401	30,146,536	-	-	30,146,536
Madison Target Retirement 20501	1,501,474	-	-	1,501,474
1 At September 30, 2011 all investments are level 1.
2 At September 30, 2011 all Level 2 securities held are Short Term Investments.

Ultra Series Fund | September 30, 2011

Notes to Portfolios of Investments (unaudited)

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. For the period ended September 30, 2011, none of the funds had securities that transferred between classification levels.

Derivatives:  The funds adopted guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund and their effect as of September 30, 2011:

	Asset Derivatives	Liability Derivativesss
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$36,210

3.  Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At September 30, 2011, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid.  Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at September 30, 2011, which includes cost and acquisition date, is as follows:

Bond Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets
American Association of Retired Persons	5/16/02	$2,644,675	$3,551,263	0.82%
ERAC USA Finance LLC	12/16/04	4,815,932	4,902,040	1.14%
Indianapolis Power & Light Co.	10/02/06	3,422,883	4,362,779	1.01%
WM Wrigley Jr. Co.	6/21/10	3,167,464	3,236,637	0.75%
		$14,050,954	$16,052,719	3.72%
High Income Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Affinion Group Inc.	Various	$675,500	$585,000	0.65%
Gulfmark Offshore Inc.	Various	253,021	249,900	0.28%
		$928,521	$834,900	0.93%
Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets
American Association of Retired Persons	5/16/02	$2,115,740	$2,841,010	0.74%
ERAC USA Finance LLC	12/16/04	2,024,881	2,061,085	0.54%
Indianapolis Power & Light Co.	10/02/06	1,545,017	1,969,266	0.51%
WM Wrigley Jr. Co.	6/21/10	1,308,952	1,337,538	0.35%
		$6,994,590	$8,208,899	2.14%

Ultra Series Fund | September 30, 2011

Notes to Portfolios of Investments (unaudited)

4.  Concentration of Risk:  Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and the International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities. The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

Ultra Series Fund | September 30, 2011

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | September 30, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date:  November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date:  November 23, 2011

By: (signature)

Greg Hoppe, Principal Financial Officer
Date:  November 23, 2011